Schedule of Investments (unaudited)	iShares® Blockchain and Tech ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 1.0%
SCB X PCL, NVS	11,900	$35,005
Silvergate Capital Corp., Class A(a)	140	7,494
		42,499
Capital Markets — 17.9%
Allfunds Group PLC	1,428	10,975
Coinbase Global Inc., Class A(a)	11,165	524,978
Galaxy Digital Holdings Ltd.(a)	49,154	184,442
Robinhood Markets Inc., Class A(a)	1,729	14,213
SBI Holdings Inc/Japan	1,000	19,540
Voyager Digital Ltd.(a)	57,043	25,703
		779,851
Interactive Media & Services — 0.7%
Z Holdings Corp.	11,200	32,570

IT Services — 14.4%
Block Inc.(a)	2,303	141,542
DXC Technology Co.(a)	1,169	35,432
International Business Machines Corp.	1,476	208,397
NTT Data Corp.	2,800	38,844
PayPal Holdings Inc.(a)	2,905	202,885
		627,100
Professional Services — 2.6%
Wolters Kluwer NV	1,176	113,976

Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices Inc.(a)	2,366	180,928
Ambarella Inc.(a)	161	10,539
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Amlogic Shanghai Co. Ltd.(a)	701	$10,597
MaxLinear Inc.(a)	322	10,941
Nvidia Corp.	1,344	203,737
		416,742
Software — 41.8%
Argo Blockchain PLC(a)	142,163	57,177
Bit Digital Inc.(a)	64,848	84,951
BIT Mining Ltd., ADR(a)	23,800	14,758
Bitfarms Ltd/Canada(a)	143,297	160,493
Cipher Mining Inc.(a)	23,800	32,606
Cleanspark Inc.(a)	36,554	143,292
Hive Blockchain Technologies Ltd.(a)	65,352	195,402
Hut 8 Mining Corp.(a)	119,609	159,080
Iris Energy Ltd.(a)	14,546	48,729
Marathon Digital Holdings Inc.(a)	84,623	451,887
Riot Blockchain Inc.(a)	113,617	476,055
		1,824,430
Technology Hardware, Storage & Peripherals — 11.9%
Canaan Inc.(a)	153,909	495,587
Ebang International Holdings Inc., Class A(a)	62,720	25,151
		520,738
Total Investments in Securities — 99.8%
(Cost: $7,644,022)		4,357,906

Other Assets Less Liabilities — 0.2%		6,800

Net Assets — 100.0%		$4,364,706

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/25/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$8	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF
June 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,074,227	$283,679	$—	$4,357,906

Portfolio Abbreviations

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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